Information About Revenue And Geographic Areas	9 Months Ended
Sep. 30, 2011
Information About Revenue And Geographic Areas [Abstract]
Information About Revenue And Geographic Areas

15. INFORMATION ABOUT REVENUE AND GEOGRAPHIC AREAS

The Company considers operating segments to be components of the Company in which separate financial information is available that is evaluated regularly by the Company's chief operating decision maker in deciding how to allocate resources and in assessing performance. The chief operating decision maker for the Company is the Chief Executive Officer. The Chief Executive Officer reviews financial information presented on a consolidated basis, accompanied by information about revenue by product line and geographic region for purposes of allocating resources and evaluating financial performance. The Company has one business activity and there are no segment managers who are held accountable for operations, operating results or plans for levels or components below the consolidated unit level. Accordingly, the Company has determined that it has a single reporting segment and operating unit structure.

Revenue by geography is based on the shipping address of the customer. The following tables present the Company's revenue by product line, as well as revenue and long-lived assets by geographic region for the periods presented (in thousands):

Net revenue

	Year Ended December 31,			Nine Months Ended September 30,
	2008	2009	2010	2010	2011
				(Unaudited)
Net revenue by product:
Hiring Solutions	$17,352	$36,136	$101,884	$65,926	$175,948
Marketing Solutions	25,972	38,278	79,309	51,370	106,325
Premium Subscriptions	35,449	45,713	61,906	44,107	72,175

Total	$78,773	$120,127	$243,099	$161,403	$354,448

	Year Ended December 31,			Nine Months Ended September 30,
	2008	2009	2010	2010	2011
				(Unaudited)
Net revenue by geographic location:
United States	$61,211	$88,483	$176,975	$118,564	$241,864
All other countries (1)	17,562	31,644	66,124	42,839	112,584

Total	$78,773	$120,127	$243,099	$161,403	$354,448

(1)	During the year ended December 31, 2009, 10% of total revenue was derived from customers in the United Kingdom. No other country exceeded 10% of total revenue during any of the other periods presented.

No individual customer accounted for 10% or more of consolidated net revenue or accounts receivable for any of the periods presented.

Long-Lived Assets

	December 31,			September 30, 2011
	2008	2009	2010
				(Unaudited)
United States	$21,717	$25,648	$54,454	$96,211
All other countries	7	82	2,289	8,859

Total property and equipment, net	$21,724	$25,730	$56,743	$105,070